Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 8 - Other Current Liabilities

	December 31	December 31
	2010	2011
Employees and related expenses	$2,049	$1,635
Accrued expenses	3,128	1,633
Customer advances	3,490	1,486
Other current liabilities	287	561

	$8,954	$5,315